Fair value of financial instrument - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 1	$ 0	$ 0	$ 0	$ 0
Transfers out of Level 2 to Level 3	0	0	0	0
Investment U.S. federal, state, municipal and agencies [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	498		621	435
Trading U.S. federal, state, municipal and agencies debt [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	$ 258	$ 112	$ 258	$ 112